Divestitures - Disposal Groups, Including Discontinued Operations, Disclosure (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents		$ 270.1				$ 465.2				$ 270.1	$ 465.2	$ 643.2	$ 673.6
Other receivables, net (Note 8)		285.7				269.4				285.7	269.4
Property, Plant and Equipment including Oil and Gas Property, Net		0.0				0.0				0.0	0.0
Other assets		43.7				62.8				43.7	62.8
Assets		35,849.7				33,580.1				35,849.7	33,580.1
Disposal Group, Including Discontinued Operation, Assets, Current		28,929.2				601.0				28,929.2	601.0
Long Term Debt Current And Non Current		5,705.1				5,465.6				5,705.1	5,465.6
Accounts Payable and Accrued Liabilities, Current		632.3				589.8				632.3	589.8
Selling, acquisition, operating and general expenses										894.1	911.7	1,059.8
Total operating costs and expenses										2,727.6	2,703.4	2,710.4
Operating income										283.0	334.9	(48.8)
Interest Expense										309.9	334.5	321.7
Less: Net income attributable to noncontrolling interest										167.2	164.9	44.4
Other (expense) income, net										(4.2)	8.8	15.0
Net income (loss)		24.0	$ 39.8	$ (51.4)	$ 260.8	36.2	$ (93.0)	$ 15.9	$ 7.0	273.2	(33.9)	(512.4)
Net Income (Loss) Attributable to Parent		(26.2)	2.1	(82.1)	212.2	(7.3)	(132.9)	(24.7)	(33.9)	106.0	(198.8)	(556.8)
Other liabilities		26.2				26.0				26.2	26.0
Liabilities		33,902.8				31,762.9				33,902.8	31,762.9
Disposal Group, Including Discontinued Operation, Liabilities, Current		26,851.3				412.1				26,851.3	412.1
Stockholders' Equity Attributable to Parent		758.0				638.1				758.0	638.1
Noncontrolling interest		1,188.9				1,179.1				1,188.9	1,179.1
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest		47.3	$ 36.0	$ (44.0)	$ 303.1	60.3	$ (421.2)	$ 133.4	$ 126.0	342.4	(101.5)	(194.1)
Insurance Segment [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Revenue										1,641.5	1,320.5
Disposal Group, Including Discontinued Operation, Benefits and other changes in policy reserves										925.9	893.9
Disposal Group, Including Discontinued Operation, General and Administrative Expense										148.2	127.9
Disposal Group, Including Discontinued Operation, Depreciation and Amortization										197.5	78.6
Disposal Group, Including Discontinued Operation, Operating Expense										1,271.6	1,100.4
Disposal Group, Including Discontinued Operation, Operating Income (Loss)										369.9	220.1
Disposal Group, Including Discontinued Operation, Interest Expense										24.4	22.0
Discontinued Operation, Provision for Loss (Gain) on Disposal, Net of Tax										58.4	362.8
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax										287.1	(164.7)
Discontinued Operation, Tax Effect of Discontinued Operation	[1]									116.8	54.2
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest										170.3	(218.9)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Noncontrolling Interest										43.7	19.0
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent										126.6	(237.9)
Insurance Segment [Member] | Insurance Premiums [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Revenue										43.9	72.5
Insurance Segment [Member] | Net Investment Income
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Revenue										1,050.7	985.9
Insurance Segment [Member] | Gain (Loss) on Investments [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Revenue										377.4	131.6
Insurance Segment [Member] | Insurance and investment product fees [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Revenue										169.5	130.5
FGL [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Revenue												947.2
Disposal Group, Including Discontinued Operation, Benefits and other changes in policy reserves												649.0
Disposal Group, Including Discontinued Operation, General and Administrative Expense												124.9
Disposal Group, Including Discontinued Operation, Depreciation and Amortization												41.8
Disposal Group, Including Discontinued Operation, Operating Expense												815.7
Disposal Group, Including Discontinued Operation, Operating Income (Loss)												131.5
Disposal Group, Including Discontinued Operation, Interest Expense												23.6
Discontinued Operation, Provision for Loss (Gain) on Disposal, Net of Tax										(39.4)		0.0
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax												107.9
Discontinued Operation, Tax Effect of Discontinued Operation	[1]											32.0
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest												75.9
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Noncontrolling Interest												23.1
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent												52.8
FGL [Member] | Insurance Premiums [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Revenue												59.9
FGL [Member] | Net Investment Income
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Revenue												923.0
FGL [Member] | Gain (Loss) on Investments [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Revenue												(128.8)
FGL [Member] | Insurance and investment product fees [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Revenue												93.1
Consumer Products Segment [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Other Income										0.8	3.9	4.9
Disposal Group, Including Discontinued Operation, Assets, Current		1,979.9				1,974.8				1,979.9	1,974.8
Disposal Group, Including Discontinued Operation, Revenue										1,997.9	2,010.3	2,092.2
Disposal Group, Including Discontinued Operation, Liabilities, Current		$ 656.7				$ 567.6				656.7	567.6
Disposal Group, Including Discontinued Operation, General and Administrative Expense										465.5	443.8	464.1
Disposal Group, Including Discontinued Operation, Operating Expense										1,764.7	1,771.8	1,864.3
Disposal Group, Including Discontinued Operation, Operating Income (Loss)										233.2	238.5	227.9
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax										182.2	166.6	136.8
Discontinued Operation, Tax Effect of Discontinued Operation										10.1	90.0	38.2
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest										172.1	76.6	98.6
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Noncontrolling Interest										71.6	32.4	41.4
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent										100.5	44.2	57.2
Compass Production Partners G.P. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Oil and Gas Production Expense											38.2	85.9
Selling, acquisition, operating and general expenses											22.8	62.0
Disposal Group, Including Discontinued Operation, Revenue											40.2	107.4
Asset Impairment Charges											93.2	485.1
Total operating costs and expenses											154.2	633.0
Operating income											(114.0)	(525.6)
Interest Expense											5.9	9.9
Gain (Loss) on Disposition of Oil and Gas Property											105.6	0.0
Less: Net income attributable to noncontrolling interest											0.1	(1.1)
Other (expense) income, net											1.5	25.7
Net income (loss)										$ 0.0		(368.6)
Net Income (Loss) Attributable to Parent											40.7	(367.5)
Discontinued Operation, Provision for Loss (Gain) on Disposal, Net of Tax											53.6	$ 0.0
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax											$ 40.8

[1]	(a) Included in the income tax expense for Fiscal 2016 was a $15.2 of income tax expense primarily related to the establishment of a deferred tax liability of $367.9 at September 30, 2016, which was a result of classifying the Company’s ownership interest in FGL as held for sale following the Anbang/FGL Merger Agreement, partially offset by the recognition of a $94.7 deferred tax asset related to realized capital losses primarily from the Compass Sale and $258.0 reduction of valuation allowances on HRG’s net operating and capital loss carryforwards expected to offset the FGL taxable gain at September 30, 2016. The remaining liability is expected to be offset by losses recognized in continuing operations except for $15.2 of estimated alternative minimum taxes. Based on the Company’s current intent to exercise the 338 Tax Election related to the FGL Merger, the Company reversed the previously recorded deferred tax liability and deferred tax asset valuation allowance reduction, which resulted in the recognition of a $15.2 income tax benefit in Fiscal 2017.